Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands		Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of prepaid expenses and other current assets [Abstract]
Advances to suppliers(i)	[1]	$ 79,971	¥ 63,513	$ 63,513	¥ 41,890
Prepaid VAT		50,077	53,399	53,399	48,175
Prepaid operating expenses and deposits		33,097		22,406
Others		15,322	¥ 23,215	24,083	¥ 19,493
Total		$ 178,467		$ 163,401

[1]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.